Shareholder Fees {- Fidelity® Growth Discovery Fund}	Aug. 29, 2022 USD ($)
06.30 Fidelity Growth Discovery Fund K PRO-08 | Fidelity® Growth Discovery Fund
Shareholder Fees:
(fees paid directly from your investment)	none